Land Use Right	12 Months Ended
Dec. 31, 2016
Land Use Right
Intangible assets
Land Use Right

8.Land Use Right

Land use right represents the land acquired for the purpose of constructing offices and warehouses. In 2015, the Group acquired land use rights in Ningbo for warehouse construction. In 2016, the Group obtained the land use right certificate for Boguan from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the Group first obtained the land use right certificate from the local authorities. The land use right is summarized as follows (in thousands):

	December 31, 2015	December 31, 2016
	RMB	RMB
Cost	258,734	620,127
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(4,856)	(16,240)

Land use right, net	238,878	588,887

The total amortization expense for each of the years ended December 31, 2014, 2015 and 2016 amounted to approximately RMB580,000, RMB2,768,000, and RMB11,384,000, respectively.